Transactions with Related Parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Fixed and Variable fees	$ 8,962	$ 8,379	$ 7,726
Supervision Fees	2,200	1,925	1,375
Acquisition Fees	$ 1,429	$ 823	$ 1,810